                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Smith, Graham & Co. Investment Advisors, LP
Address: 6900 JPMorgan Chase Tower, 600 Travis Street
         Houston, TX 77002-3007

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark W. Dube
Title: Vice President & Manager of Compliance
Phone: (713) 292-2136

Signature, Place, and Date of Signing:


/S/ Mark W. Dube                        Houston, Texas   October 13, 2010
-------------------------------------   --------------   ----------------
[Signature]                              [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-_________           __________________________________
[Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:          117
Form 13F Information Table Value Total:     $774,556
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number   Name
-------   --------------------   ----
28-____   None                   None
[Repeat as necessary.]

                  SMITH, GRAHAM & CO. INVESTMENT ADVISORS, L.P.

                                   13F REPORT

                               TITLE            MARKET                               SOLE         NO    NO. ACCTS
                                 OF             VALUE    TOTAL   PUT/ INVESTMENT    VOTING      VOTING   HOLDING
        NAME OF ISSUER         CLASS   CUSIP    ($000)   SHARES  CALL DISCRETION   AUTHORITY  AUTHORITY  SECURITY
        --------------         ----- --------- ------- --------- ---- ---------- ------------ --------- ---------
ACTUANT CORP.                  COM   00508X203  10,941   476,510      SOLE         476,510.00      0.00        26
ADTRAN INC.                    COM   00738A106  16,046   454,571      SOLE         454,571.00      0.00        26
AGCO CORP                      COM   001084102   2,182    55,928      SOLE          55,928.00      0.00        11
AGILENT TECHNOLOGIES           COM   00846U101   3,360   100,684      SOLE         100,684.00      0.00        11
ALLETE                         COM   018522300   6,962   191,118      SOLE         191,118.00      0.00        37
ALLSTATE CORP.                 COM   020002101   2,426    76,880      SOLE          76,880.00      0.00        11
AMERISAFE INC.                 COM   03071H100   8,808   469,004      SOLE         469,004.00      0.00        26
AMERISOURCEBERGEN CORPORATION  COM   03073E105   2,684    87,540      SOLE          87,540.00      0.00        11
AMSURG CORP                    COM   03232P405   6,967   398,580      SOLE         398,580.00      0.00        26
ANIXTER INTERNATIONAL INC.     COM   035290105  11,290   209,108      SOLE         209,108.00      0.00        37
ARROW ELECTRONICS INC.         COM   042735100   2,891   108,152      SOLE         108,152.00      0.00        11
ASTORIA FINANCIAL CORP.        COM   046265104   8,110   595,000      SOLE         595,000.00      0.00        26
AUTOLIV INC.                   COM   052800109   2,246    34,375      SOLE          34,375.00      0.00        11
AUTONATION INC.                COM   05329W102   3,448   148,308      SOLE         148,308.00      0.00        11
AVISTA CORP.                   COM   05379B107   5,842   279,783      SOLE         279,783.00      0.00        26
AVNET INC.                     COM   053807103   1,741    64,470      SOLE          64,470.00      0.00        11
BED BATH & BEYOND              COM   075896100   2,373    54,670      SOLE          54,670.00      0.00        11
BELDEN INC.                    COM   077454106  10,290   390,050      SOLE         390,050.00      0.00        26
BENCHMARK ELECTRS INC          COM   08160H101  11,364   692,900      SOLE         692,900.00      0.00        26
BEST BUY INC.                  COM   086516101   2,409    59,000      SOLE          59,000.00      0.00        11
BRINKER INTERNATIONAL INC.     COM   109641100   2,568   136,138      SOLE         136,138.00      0.00        11
CABELA'S INCORPORATED          COM   126804301  12,019   633,231      SOLE         633,231.00      0.00        26
CIMAREX ENERGY CO.             COM   171798101   4,398    66,450      SOLE          66,450.00      0.00        11
COMMUNITY HEALTH SYSTEMS INC.  COM   203668108   2,648    85,510      SOLE          85,510.00      0.00        11
CONSTELLATION BRANDS INC.      COM   21036P108   2,739   154,838      SOLE         154,838.00      0.00        11
COVENTRY HEALTH CARE INC.      COM   222862104   1,676    77,830      SOLE          77,830.00      0.00        11
CYMER INC                      COM   232572107  12,401   334,435      SOLE         334,435.00      0.00        26
CYTEC INDUSTRIES INC.          COM   232820100  16,468   292,083      SOLE         292,083.00      0.00        37
DTE ENERGY CO.                 COM   233331107   1,850    40,284      SOLE          40,284.00      0.00        11
ELECTRONICS FOR IMAGING INC.   COM   286082102   8,776   725,868      SOLE         725,868.00      0.00        26
ENDO PHARMACEUTICALS HOLDINGS  COM   29264F205   5,639   169,638      SOLE         169,638.00      0.00        11
ENERSYS                        COM   29275Y102  11,513   461,072      SOLE         461,072.00      0.00        26
FAIR ISAAC CORP                COM   303250104   8,144   330,244      SOLE         330,244.00      0.00        37
FIRST NIAGARA FINANCIAL GROUP  COM   33582V108   8,958   768,896      SOLE         768,896.00      0.00        26
GAP INC.                       COM   364760108   2,156   115,650      SOLE         115,650.00      0.00        11
GATX CORP.                     COM   361448103   9,926   338,524      SOLE         338,524.00      0.00        26
GENESCO INC.                   COM   371532102  11,488   384,456      SOLE         384,456.00      0.00        26

GEN-PROBE INC.                 COM   36866T103   2,180    44,980      SOLE          44,980.00      0.00        11
GENTIVA HEALTH SERVICES INC.   COM   37247A102   7,878   360,531      SOLE         360,531.00      0.00        26
GREATBATCH INC                 COM   39153L106   8,939   385,451      SOLE         385,451.00      0.00        26
GROUP ONE AUTOMOTIVE INC       COM   398905109  10,138   339,298      SOLE         339,298.00      0.00        26
H.B. FULLER CO.                COM   359694106   8,237   414,563      SOLE         414,563.00      0.00        26
HCC INSURANCE HOLDINGS INC.    COM   404132102  17,889   685,661      SOLE         685,661.00      0.00        37
HELMERICH AND PAYNE INC.       COM   423452101   8,934   220,805      SOLE         220,805.00      0.00        26
HENRY JACK & ASSOC INC         COM   426281101   8,390   329,025      SOLE         329,025.00      0.00        26
IBERIABANK CORP.               COM   450828108   5,538   110,808      SOLE         110,808.00      0.00        26
INGRAM MICRO INC.              COM   457153104   2,873   170,403      SOLE         170,403.00      0.00        11
INTERNATIONAL RECTIFIER CORP   COM   460254105   5,687   269,635      SOLE         269,635.00      0.00        26
JABIL CIRCUIT INC.             COM   466313103   2,408   167,140      SOLE         167,140.00      0.00        11
JONES APPAREL GROUP INC        COM   480074103   8,233   419,193      SOLE         419,193.00      0.00        26
KINDRED HEALTHCARE INC.        COM   494580103   5,222   401,068      SOLE         401,068.00      0.00        26
KOHL'S CORP.                   COM   500255104   2,991    56,770      SOLE          56,770.00      0.00        11
L-3 COMMUNICATIONS HLDGS INC.  COM   502424104   2,435    33,700      SOLE          33,700.00      0.00        11
LAWSON SOFTWARE                COM   52078P102  13,235 1,562,525      SOLE       1,562,525.00      0.00        26
LIFEPOINT HOSPITALS INC.       COM   53219L109  16,901   482,068      SOLE         482,068.00      0.00        26
LINCOLN NATIONAL CORP. IND     COM   534187109   3,180   132,947      SOLE         132,947.00      0.00        11
M & T BANK CORP                COM   55261F104   2,648    32,370      SOLE          32,370.00      0.00        11
MANHATTAN ASSOCIATES INC.      COM   562750109   7,280   248,028      SOLE         248,028.00      0.00        26
MDU RESOURCES GROUP INC        COM   552690109   3,076   154,176      SOLE         154,176.00      0.00        11
MEDICIS PHARMACEUTICAL CORP.   COM   584690309  10,806   364,467      SOLE         364,467.00      0.00        26
METTLER-TOLEDO INTL. INC.      COM   592688105   2,110    16,955      SOLE          16,955.00      0.00        11
MKS INSTRUMENTS INC            COM   55306N104   9,401   522,866      SOLE         522,866.00      0.00        26
MOLINA HEALTHCARE INC          COM   60855R100   6,092   225,710      SOLE         225,710.00      0.00        26
MSC INDL DIRECT INC CL A       COM   553530106   3,821    70,707      SOLE          70,707.00      0.00        11
NAVIGANT CONSULTING INC        COM   63935N107   9,731   836,740      SOLE         836,740.00      0.00        26
NEWFIELD EXPLORATION CO        COM   651290108   3,672    63,920      SOLE          63,920.00      0.00        11
OIL STATES INTERNATIONAL INC.  COM   678026105  17,091   367,164      SOLE         367,164.00      0.00        26
OMNICARE INC.                  COM   681904108   2,086    87,340      SOLE          87,340.00      0.00        11
OWENS-ILLINOIS INC.            COM   690768403   2,876   102,482      SOLE         102,482.00      0.00        11
PACKAGING CORP AMER            COM   695156109   2,866   123,680      SOLE         123,680.00      0.00        11
PAR PHARMACEUTICAL COS INC.    COM   69888P106  12,757   438,679      SOLE         438,679.00      0.00        26
PARAMETRIC TECHNOLOGY CO       COM   699173209   2,881   147,431      SOLE         147,431.00      0.00        11
PAREXEL INTERNATIONAL CORP.    COM   699462107  16,186   699,773      SOLE         699,773.00      0.00        26
PARKER HANNIFIN CORP           COM   701094104   3,299    47,090      SOLE          47,090.00      0.00        11
PATTERSON UTI ENERGY INC       COM   703481101   2,255   132,020      SOLE         132,020.00      0.00        11
PETSMART INC                   COM   716768106   3,250    92,850      SOLE          92,850.00      0.00        11
PF CHANG'S CHINA BISTRO INC.   COM   69333Y108  11,361   245,914      SOLE         245,914.00      0.00        26
PLANTRONICS INC.               COM   727493108  14,397   426,188      SOLE         426,188.00      0.00        26
PROASSURANCE CORP              COM   74267C106   6,343   110,145      SOLE         110,145.00      0.00        26
PROTECTIVE LIFE CORP           COM   743674103   3,154   144,931      SOLE         144,931.00      0.00        11
QUEST DIAGNOSTICS INC.         COM   74834L100   2,710    53,703      SOLE          53,703.00      0.00        11

RAYMOND JAMES FINANCIAL INC.   COM   754730109   2,529    99,850      SOLE          99,850.00      0.00        11
REGAL-BELOIT CORP.             COM   758750103  11,977   204,074      SOLE         204,074.00      0.00        26
RLI CORP.                      COM   749607107   8,216   145,109      SOLE         145,109.00      0.00        26
ROVI CORPORATION               COM   779376102  19,395   384,748      SOLE         384,748.00      0.00        26
SANDERSON FARMS INC            COM   800013104   6,045   139,629      SOLE         139,629.00      0.00        26
SANDISK CORP.                  COM   80004C101   3,058    83,450      SOLE          83,450.00      0.00        11
SCANSOURCE INC                 COM   806037107   5,880   211,979      SOLE         211,979.00      0.00        26
SELECTIVE INSURANCE GROUP INC. COM   816300107   8,664   531,872      SOLE         531,872.00      0.00        26
SEMPRA ENERGY                  COM   816851109   1,946    36,180      SOLE          36,180.00      0.00        11
SIGMA DESIGNS INC              COM   826565103   7,740   673,630      SOLE         673,630.00      0.00        26
SONOCO PRODUCTS CO             COM   835495102   2,399    71,737      SOLE          71,737.00      0.00        11
STANCORP FINANCIAL GROUP       COM   852891100   9,121   240,016      SOLE         240,016.00      0.00        37
STANLEY BLACK & DECKER INC.    COM   854502101   2,946    48,070      SOLE          48,070.00      0.00        11
STATE STREET CORP.             COM   857477103   2,365    62,810      SOLE          62,810.00      0.00        11
SUPERVALU INC.                 COM   868536103   1,934   167,735      SOLE         167,735.00      0.00        11
SYKES ENTERPRISES              COM   871237103   7,700   567,046      SOLE         567,046.00      0.00        26
SYMANTEC CORP                  COM   871503108   2,212   146,200      SOLE         146,200.00      0.00        11
SYNOPSYS INC.                  COM   871607107   4,094   165,289      SOLE         165,289.00      0.00        11
TCF FINANCIAL CORP.            COM   872275102   2,568   158,625      SOLE         158,625.00      0.00        11
TELEDYNE TECHNOLOGIES INC      COM   879360105   2,771    69,596      SOLE          69,596.00      0.00        26
TETRA TECH INC.                COM   88162G103  13,633   650,101      SOLE         650,101.00      0.00        26
TIDEWATER INC                  COM   886423102   2,266    50,563      SOLE          50,563.00      0.00        11
TIMKEN CO                      COM   887389104   3,571    93,080      SOLE          93,080.00      0.00        11
TOWER GROUP INC                COM   891777104   5,317   227,699      SOLE         227,699.00      0.00        26
TOWERS WATSON & CO             COM   891894107   1,981    40,275      SOLE          40,275.00      0.00        11
TRINITY INDS INC               COM   896522109   4,206   188,880      SOLE         188,880.00      0.00        11
TRIUMPH GROUP INC NE           COM   896818101  10,547   141,394      SOLE         141,394.00      0.00        26
UNITED BANKSHARES INC.         COM   909907107  12,257   492,432      SOLE         492,432.00      0.00        26
VALASSIS COMMUNICATI           COM   918866104   6,070   179,109      SOLE         179,109.00      0.00        26
VALSPAR CORP                   COM   920355104   4,401   138,190      SOLE         138,190.00      0.00        11
WASHINGTON FEDERAL INC.        COM   938824109  10,533   689,301      SOLE         689,301.00      0.00        26
WGL HOLDINGS INC.              COM   92924F106   8,253   218,446      SOLE         218,446.00      0.00        26
WOLVERINE WORLD WIDE INC.      COM   978097103  15,806   544,839      SOLE         544,839.00      0.00        26
WR BERKLEY CORP.               COM   084423102   3,460   127,800      SOLE         127,800.00      0.00        11
WRIGHT EXPRESS CORP.           COM   98233Q105   9,511   266,331      SOLE         266,331.00      0.00        26